Investment Strategy - iShares Government Money Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non‑fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund’s Board of Trustees (the “Board”) has determined that the Fund qualifies as a “government money market fund” pursuant to Rule 2a‑7 under the Investment Company Act of 1940, as amended (“Rule 2a‑7”).
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7, and other rules of the Securities and Exchange Commission (“SEC”).
Although the Fund qualifies as a “government money market fund,” it does not seek to maintain a stable net asset value (“NAV”) per share using the amortized cost method of valuation. Instead, the Fund calculates its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s shares are traded on the New York Stock Exchange LLC (the “NYSE”) and the market price of the Fund’s shares will generally fluctuate in accordance with changes in NAV per share as well as the relative supply of, and demand for, shares on the NYSE.
You could lose money by investing in the Fund.
The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.